Revenue	12 Months Ended
Dec. 31, 2024
Disclosure Of Revenue From Contracts WIth Customers [Abstract]
Revenue	Revenue

	Year-ended December 31,
	2024	2023
Gold in dore	$499,318	$433,987
Silver in dore	6,471	5,115
Metals In concentrate	4,815	8,572
Total	$510,604	$447,674